Share-Based Payments - Schedule of Performance Rights Granted Under OIP (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares
Schedule of Performance Rights Granted Under OIP [Line Items]
No. of right	5,101,069
2024-09-20 [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Exercise price (in Dollars per share)
No. of right	3,026,651
Share price at grant date (in Dollars per share)	$ 0.096
Dividend yield	0.00%
Risk- free interest rate	3.56%
Fair value at grant date per option (in Dollars per share)	$ 0.096
2024-09-20 [Member] | Minimum [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Expected volatility	105.00%	[1]
2024-09-20 [Member] | Maximum [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Expected volatility	115.00%	[1]
2024-09-21 [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Exercise price (in Dollars per share)
No. of right	1,088,535
Share price at grant date (in Dollars per share)	$ 0.096
Dividend yield	0.00%
Risk- free interest rate	3.56%
Fair value at grant date per option (in Dollars per share)	$ 0.096
2024-09-21 [Member] | Minimum [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Expected volatility	105.00%	[1]
2024-09-21 [Member] | Maximum [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Expected volatility	115.00%	[1]
2024-09-25 [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Exercise price (in Dollars per share)
No. of right	985,883
Share price at grant date (in Dollars per share)	$ 0.105
Dividend yield	0.00%
Risk- free interest rate	3.56%
Fair value at grant date per option (in Dollars per share)	$ 0.105
2024-09-25 [Member] | Minimum [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Expected volatility	105.00%	[1]
2024-09-25 [Member] | Maximum [Member]
Schedule of Performance Rights Granted Under OIP [Line Items]
Expected volatility	115.00%	[1]

[1]	There are multiple tranches of performance rights with different expected vesting dates resulting in a range of expected volatility used in the calculation of fair value.